American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated April 17, 2006 * Prospectus dated April 1, 2006

DELETE THE THIRD PARAGRAPH (GINA SANCHEZ) UNDER THE HEADING THE FUND MANAGEMENT
TEAM ON PAGE 19 OF THE PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49339 0604

American Century Strategic Asset Allocations, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND
NEWTON FUND

Supplement dated April 17, 2006 * Statement of Additional Information dated
April 1, 2006

Portfolio Manager Gina Sanchez left American Century on April 14, 2006. All references regarding Gina Sanchez have been removed.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49341 0604